Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Other Income
Other income consists of the following:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Government subsidy	35,888,591	35,384,908	15,321,092	2,221,350
Others	13,250,746	6,526,681	36,745,626	5,327,615

	49,139,337	41,911,589	52,066,718	7,548,965